PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, including those held under finance leases

	As of December 31,
	2019	2020
	RMB	RMB	US$
At cost:
Property	899,609	1,511,429	231,637
Leasehold improvements	1,458,749	2,609,828	399,974
Computer and network equipment	3,539,709	4,899,577	750,893
Optical fibers	142,723	142,723	21,873
Office equipment	22,102	26,845	4,114
Motor vehicles	2,308	2,668	409
	6,065,200	9,193,070	1,408,900
Less: Accumulated depreciation	(2,514,800)	(3,285,138)	(503,469)
Impairment	—	(35,793)	(5,486)
	3,550,400	5,872,139	899,945
Construction-in-progress	1,893,165	2,234,286	342,419
	5,443,565	8,106,425	1,242,364

Schedule of depreciation expense

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cost of revenues	520,791	644,108	850,746	130,382
Sales and marketing expenses	986	2,107	2,399	368
General and administrative expenses	28,727	30,110	29,711	4,553
Research and development expenses	15,987	20,203	25,531	3,913
	566,491	696,528	908,387	139,216

Schedule of carrying amounts of the Company's property and equipment held under finance leases

	As of December 31,
	2019	2020
	RMB	RMB	US$
Property	365,353	921,970	141,298
Computer and network equipment	639,311	1,019,588	156,259
Optical fibers	142,723	137,924	21,138
	1,147,387	2,079,482	318,695
Less: Accumulated depreciation	(408,196)	(661,796)	(101,425)
	739,191	1,417,686	217,270
Construction-in-progress	659,014	92,545	14,183
	1,398,205	1,510,231	231,453

Schedule of carrying amounts of property and equipment pledged by the Company to secure banking borrowings

	As of December 31,
	2019	2020
	RMB	RMB	US$
Property	137,585	264,784	40,580
Leasehold improvements	66,162	90,947	13,938
Computer and network equipment	—	40,871	6,264
Construction-in-progress	—	238,771	36,593